Property	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements
Property

Properties owned by the Partnership are all mini-storage facilities. Depreciation is calculated using the straight-line method over the estimated useful life of 20 years. Property under capital leases is amortized over the lives of the respective leases. The total cost of property and accumulated depreciation at June 30, 2011 and December 31, 2010, were as follows:

	June 30, 2011	December 31, 2010
Land	$ 1,894,250	$ 1,894,250
Buildings and improvements	6,696,131	6,696,131
Rental trucks under capital leases	163,382	163,382
Total	8,753,763	8,753,763
Less accumulated depreciation	(6,788,069)	(6,752,801)
Property, net	$ 1,965,694	$ 2,000,692